Employee benefits - Employee benefits - Components - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [abstract]
Post-employment benefits	€ 881	€ 930	€ 904
Other long-term benefits	2,318	1,407	1,867
Provision for employment termination benefits	2	1	2
Other employee-related payables and payroll taxes due	1,862	1,779	1,782
Provision for social risks and litigations	50	58	59
Total employee benefits	€ 5,113	€ 4,176	€ 4,614